FINANCE COSTS (Tables)	12 Months Ended
Dec. 31, 2018
FINANCE COSTS [abstract]
Schedule of finance costs
	2016	2017	2018

Interest on bank loans	217	169	21
Interest on other loans	5,249	5,207	5,280
Other borrowing costs	25	18	14

Total borrowing costs	5,491	5,394	5,315

Less: Amount capitalized in property, plant and equipment (note 13)	(1,430)	(2,495)	(2,838)

	4,061	2,899	2,477
Other finance costs:
Unwinding of discount on provision for dismantlement (note 26)	2,185	2,145	2,560

	6,246	5,044	5,037